CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Revenue:
Commissions		¥ 308,805	¥ 293,069	¥ 373,313
Fees from investment banking		103,222	101,521	101,663
Asset management and portfolio service fees		238,202	245,519	245,616
Net gain on trading		356,609	342,964	442,885
Gain (loss) on private equity and debt investments		(93)	1,007	(869)
Interest and dividends		794,472	776,964	585,675
Gain (loss) on investments in equity securities		(14,726)	(6,983)	2,683
Other		165,991	81,057	221,192
Total revenue		1,952,482	1,835,118	1,972,158
Interest expense		664,653	718,348	475,189
Net revenue	[1]	1,287,829	1,116,770	1,496,969
Non-interest expenses:
Compensation and benefits		479,420	497,065	530,641
Commissions and floor brokerage		106,123	82,637	99,868
Information processing and communications		170,317	166,865	184,781
Occupancy and related depreciation		72,986	64,940	67,895
Business development expenses		31,885	36,915	36,762
Other		178,837	306,049	248,864
Total non-interest expenses		1,039,568	1,154,471	1,168,811
Income (loss) before income taxes		248,261	(37,701)	328,158
Income tax expense		28,894	57,010	103,866
Net income (loss)		219,367	(94,711)	224,292
Less: Net income attributable to noncontrolling interests		2,369	5,731	4,949
Net income (loss) attributable to NHI shareholders		¥ 216,998	¥ (100,442)	¥ 219,343
Basic-
Net income (loss) attributable to NHI shareholders per share		¥ 67.76	¥ (29.90)	¥ 63.13
Diluted-
Net income (loss) attributable to NHI shareholders per share		¥ 66.20	¥ (29.92)	¥ 61.88

[1]	There is no revenue derived from transactions with a single major external customer.